Operating Assets and Liabilities - Other Investments (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Collaboration Agreements
Other investments	kr 228	kr 134
Publicly traded equity securities
Collaboration Agreements
Other investments	38	47
Fund investments
Collaboration Agreements
Other investments	176	kr 87
Privately held equity securities
Collaboration Agreements
Other investments	kr 14